Summary Of Changes In Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Recorded Unconditional Purchase Obligation [Line Items]
Asset retirement obligations, beginning of period	$ 3,409		$ 2,878		$ 2,850
Additions	1,816	[1]	131	[1]	229	[1]
Revisions	(133)		193
Accretion expense	243		207		211
Deletions					(412)
Asset retirement obligations, end of period	$ 5,335		$ 3,409		$ 2,878

[1]	Includes asset retirement obligation acquired as part the CMO Acquisition.